Schedule of Estimated Minimum Purchase Obligation (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Unrecorded Unconditional Purchase Obligation [Line Items]
2012	$ 6,024
2013	6,437
2014	1,074
2015	1,289
2016	1,289
2017 and thereafter	23,939
Estimated Minimum Purchase Obligation, total	$ 40,052